Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 126,800	$ 187,774	$ (260,726)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment (CTA) loss	(507,420)	(186,763)	(204,065)
Net investment hedge CTA gain	45,505	4,484	0
Unrealized gain (loss) on available-for-sale securities	2,249	(40)	(279)
Unrealized gain on cash flow hedges	19,551	4,550	8,790
Net actuarial gain (loss) on defined benefit plans	32	1,153	(2,001)
Total other comprehensive loss, net of tax	(440,083)	(176,616)	(197,555)
Comprehensive income (loss), net of tax	(313,283)	11,158	(458,281)
Net loss attributable to non-controlling interest	0	0	1,179
Other comprehensive income attributable to redeemable non-controlling interest	0	0	(1,810)
Comprehensive income (loss) attributable to Equinix	$ (313,283)	$ 11,158	$ (458,912)